Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Detailed Information About Other Assets

December 31,	2023	2022
Investment in associates and joint ventures	$37,544	$34,977
Prepaid deposits	13,932	13,972
Long-term receivables 1	400	34,127
Total other assets	$51,876	$83,076
1
During the first quarter of 2023, the Company received proceeds of $28 million from the settlement of preferred shares.